UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, October 09, 2009

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $365,055 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  UIT              57060U100      358     7900 SH       Sole                     7900
iShares Russell 2000 Index     UIT              464287655    41265   685002 SH       Sole                   682027              2975
3M Company                     COM              88579Y101     4812    65205 SH       Sole                    64985               220
AFLAC Inc.                     COM              001055102     5889   137796 SH       Sole                   137071               725
Abbott Laboratories            COM              002824100     4357    88075 SH       Sole                    87815               260
Accenture PLC                  COM              G1151C101    10402   279090 SH       Sole                   277615              1475
Adobe Systems Inc.             COM              00724F101    10363   313655 SH       Sole                   311980              1675
Air Products & Chemicals Inc.  COM              009158106     6304    81264 SH       Sole                    81014               250
Alcon Inc.                     COM              H01301102     7784    56130 SH       Sole                    55950               180
Automatic Data Processing Inc. COM              053015103     6588   167633 SH       Sole                   166713               920
Becton, Dickinson & Co.        COM              075887109     8139   116686 SH       Sole                   116086               600
Buckle Inc.                    COM              118440106     5969   174830 SH       Sole                   174305               525
Charles Schwab Corp.           COM              808513105     7807   407700 SH       Sole                   405500              2200
Coca-Cola Company              COM              191216100     5596   104208 SH       Sole                   103883               325
ConocoPhillips                 COM              20825C104     4782   105898 SH       Sole                   105631               267
Darden Restaurants, Inc.       COM              237194105     4799   140620 SH       Sole                   140190               430
Devon Energy Corp.             COM              25179M103     2263    33613 SH       Sole                    33443               170
Diageo PLC                     COM              25243Q205     4295    69843 SH       Sole                    69613               230
Dover Corp.                    COM              260003108     7004   180708 SH       Sole                   179758               950
Emerson Electric Company       COM              291011104     4625   115405 SH       Sole                   115075               330
EnCana Corporation             COM              292505104     2435    42270 SH       Sole                    42050               220
Equifax Inc.                   COM              294429105     5849   200735 SH       Sole                   199685              1050
GlaxoSmithKline PLC ADR        COM              37733W105     5194   131453 SH       Sole                   131083               370
Hasbro Inc.                    COM              418056107     5552   200055 SH       Sole                   199455               600
Illinois Tool Works, Inc.      COM              452308109     5156   120713 SH       Sole                   120353               360
Intel Corporation              COM              458140100    12345   630820 SH       Sole                   628120              2700
Intuit Inc                     COM              461202103     7427   260585 SH       Sole                   259235              1350
Jack Henry & Associates Inc.   COM              426281101     7116   303190 SH       Sole                   302265               925
Johnson & Johnson              COM              478160104     6711   110215 SH       Sole                   109880               335
Microsoft Corporation          COM              594918104    13997   544217 SH       Sole                   541892              2325
Nike Inc.                      COM              654106103     8510   131527 SH       Sole                   130852               675
Norfolk Southern Corp.         COM              655844108     5638   130775 SH       Sole                   130375               400
Paychex Inc.                   COM              704326107     5017   172711 SH       Sole                   172161               550
PepsiCo Incorporated           COM              713448108     6992   119190 SH       Sole                   118580               610
Procter & Gamble Co.           COM              742718109     6256   108015 SH       Sole                   107695               320
Sigma-Aldrich Corp.            COM              826552101     8945   165714 SH       Sole                   164964               750
Spectra Energy Corp.           COM              847560109     5052   266712 SH       Sole                   265337              1375
Staples Inc.                   COM              855030102     8470   364780 SH       Sole                   362880              1900
Stryker Corp                   COM              863667101     6005   132172 SH       Sole                   131497               675
Sysco Corporation              COM              871829107    11114   447237 SH       Sole                   445432              1805
TJX Companies, Inc.            COM              872540109     8722   234787 SH       Sole                   233562              1225
United Technologies Corp.      COM              913017109     8275   135805 SH       Sole                   135105               700
VF Corp.                       COM              918204108     7484   103329 SH       Sole                   103009               320
Varian Medical Systems Inc.    COM              92220P105     7018   166572 SH       Sole                   165797               775
Verizon Communications Inc.    COM              92343V104     5733   189387 SH       Sole                   188812               575
Walgreen Company               COM              931422109     6607   176333 SH       Sole                   175158              1175
Walt Disney Co.                COM              254687106    10154   369780 SH       Sole                   367830              1950
Waste Management Inc.          COM              94106L109     4409   147847 SH       Sole                   147417               430
Waters Corp.                   COM              941848103     9472   169561 SH       Sole                   168661               900